Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of reconciliation of income tax computed at the statutory federal income tax rate
	2017	2016
Income tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income tax, net of federal benefit	(6.5)	(6.4)
Disqualified interest and other	0.9	0.6
Research credits	(1.2)	—
U.S. tax reform	12.1	—
Valuation allowance	28.7	39.8
Effective tax rate	—%	—%

Schedule of deferred tax assets and liabilities
	2017	2016
Deferred tax assets:
Federal and state operating loss carryforwards	$871,371	$75,375
Acquired intangibles	5,433	514
Accruals	64,151	1,259
Convertible notes	534,749	28,884
Research and development credit carryforwards	63,197	—
Stock-based compensation	19,821	—
Total deferred tax assets	1,558,722	106,032
Valuation allowance	(1,558,722)	(106,032)
Net deferred tax assets	$—	$—